Income Tax (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Valuation allowance					$ 166,243,000,000	$ 143,578,000,000
Deferred tax liability					4,215,000	6,963,000
Unrecognized tax benefits	$ 0		$ 0		0	0
Income tax benefit			$ 547,000	$ 797,000	$ 471,000	$ 1,260,000
Effective Income Tax Rate			0.50%	0.80%	0.40%	0.80%
Unrecognized tax benefits income tax interest and penalties			$ 0
Unrecognized tax benefits income tax interest and penalties accrued	0		0		$ 0	$ 0
US Federal Authority [Member]
Deferred tax assets net operating losses subject to expiration					15,468,000,000
Deferred tax assets net operating losses not subject to expiration					83,186,000,000
US State Authority [Member]
Deferred tax assets net operating losses subject to expiration					35,652,000,000
Deferred tax assets net operating losses not subject to expiration					1,100,000,000
Foreign Authority [Member]
Deferred tax assets net operating losses subject to expiration					884,000,000
Deferred tax assets net operating losses not subject to expiration					23,012,000,000
Non US Authority [Member]
Deferred tax liability					0
Interprivate II Acquisition Crop [Member]
Valuation allowance					423,020,000
Net operating loss					143,934,000
Income tax benefit	$ 271,311		$ 322,368
Effective Income Tax Rate	1191.30%	0.00%	315.73%	0.00%